TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of income taxes expenses
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Current taxes	2,121	1,224	836
Deferred taxes	(1,628)	81	6
Taxes with respect to previous years	(168)	138	401
	325	1,443	1,243

Schedule of deferred taxes assets
	Intangible assets	Employee benefits	Total
	U.S. dollars (in thousands)

January 1, 2019	-	298	298
Changes during 2019	-	(6)	(6)
December 31, 2019	-	292	292
Changes during 2020	-	(81)	(81)
December 31, 2020	-	211	211
Changes during 2021	1,722	(94)	1,628
December 31, 2021	1,722	117	1,839

Schedule of reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses (benefit)
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Profit (loss) before income taxes expenses	4,977	7,957	(2,735)
The Company's statutory tax rate	25%	25%	25%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	1,244	1,989	(684)

Non-deductible expenses	2,090	1,328	1,108
Losses in respect of which no deferred taxes were recorded	1,616	-	488
Carry forward losses utilized in which no deferred taxes were recorded in previous years	-	(1,932)	-
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(2,769)	-	-
Taxable income and other temporary differences accounted for in lower tax rates	(1,688)	(80)	(70)
Current income taxes with respect to previous years	(168)	138	401
Other
	325	1,443	1,243